Schedule of related party balances (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total, net	$ 10,965,822	$ 3,278,866
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	11,592,567	3,801,459
Due to related parties	$ (626,745)	$ (522,593)